Debt (Details)	6 Months Ended	12 Months Ended								6 Months Ended	12 Months Ended
	Jun. 30, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jun. 30, 2013 Corporate Debt USD ($)	Dec. 31, 2012 Corporate Debt USD ($)	Dec. 31, 2011 Corporate Debt USD ($)	Jun. 30, 2013 Senior Term Facility USD ($)	Dec. 31, 2012 Senior Term Facility USD ($)	Dec. 31, 2011 Senior Term Facility USD ($)	Jun. 30, 2013 Senior ABL Facility USD ($)	Dec. 31, 2012 Senior ABL Facility USD ($)	Dec. 31, 2011 Senior ABL Facility USD ($)	Jun. 30, 2013 Promissory Notes USD ($)	Dec. 31, 2012 Promissory Notes USD ($)	Dec. 31, 2011 Promissory Notes USD ($)	Jun. 30, 2013 Other Corporate Debt USD ($)	Dec. 31, 2012 Other Corporate Debt USD ($)	Dec. 31, 2011 Other Corporate Debt USD ($)	Jun. 30, 2013 Fleet debt USD ($)	Dec. 31, 2012 Fleet debt USD ($)	Dec. 31, 2011 Fleet debt USD ($)	Jun. 30, 2013 U.S. Fleet Variable Funding Notes USD ($)	Dec. 31, 2012 U.S. Fleet Variable Funding Notes USD ($)	Dec. 31, 2011 U.S. Fleet Variable Funding Notes USD ($)	Jun. 30, 2013 U.S. Fleet Variable Funding Notes Series 2009-1 USD ($)	Dec. 31, 2012 U.S. Fleet Variable Funding Notes Series 2009-1 USD ($)		Dec. 31, 2011 U.S. Fleet Variable Funding Notes Series 2009-1 USD ($)		Dec. 31, 2012 U.S. Fleet Variable Funding Notes Series 2010-2 USD ($)		Dec. 31, 2011 U.S. Fleet Variable Funding Notes Series 2010-2 USD ($)		Dec. 31, 2012 U.S. Fleet Variable Funding Notes Series 2011-2 USD ($)		Dec. 31, 2011 U.S. Fleet Variable Funding Notes Series 2011-2 USD ($)		Jun. 30, 2013 U.S. Fleet Medium Term Notes USD ($)	Dec. 31, 2012 U.S. Fleet Medium Term Notes USD ($)	Dec. 31, 2011 U.S. Fleet Medium Term Notes USD ($)	Jun. 30, 2013 U.S. Fleet Medium Term Notes Series 2009-2 Notes USD ($)	Dec. 31, 2012 U.S. Fleet Medium Term Notes Series 2009-2 Notes USD ($)		Dec. 31, 2011 U.S. Fleet Medium Term Notes Series 2009-2 Notes USD ($)		Jun. 30, 2013 U.S. Fleet Medium Term Notes Series 2010-1 Notes USD ($)	Dec. 31, 2012 U.S. Fleet Medium Term Notes Series 2010-1 Notes USD ($)		Dec. 31, 2011 U.S. Fleet Medium Term Notes Series 2010-1 Notes USD ($)		Jun. 30, 2013 U.S. Fleet Medium Term Notes Series 2011-1 Notes USD ($)	Dec. 31, 2012 U.S. Fleet Medium Term Notes Series 2011-1 Notes USD ($)		Dec. 31, 2011 U.S. Fleet Medium Term Notes Series 2011-1 Notes USD ($)		Jun. 30, 2013 RCFC Series 2010-3 Notes USD ($)	Dec. 31, 2012 RCFC Series 2010-3 Notes USD ($)	Dec. 31, 2011 RCFC Series 2010-3 Notes USD ($)	Jun. 30, 2013 RCFC Series 2011-1 Notes USD ($)	Dec. 31, 2012 RCFC Series 2011-1 Notes USD ($)	Dec. 31, 2011 RCFC Series 2011-1 Notes USD ($)	Jun. 30, 2013 RCFC Series 2011-2 Notes USD ($)	Dec. 31, 2012 RCFC Series 2011-2 Notes USD ($)	Dec. 31, 2011 RCFC Series 2011-2 Notes USD ($)	Jun. 30, 2013 Donlen GN II Variable Funding Note Facility USD ($)	Dec. 31, 2012 Donlen GN II Variable Funding Note Facility USD ($)	Dec. 31, 2011 Donlen GN II Variable Funding Note Facility USD ($)	Jun. 30, 2013 Other Fleet Debt USD ($)	Dec. 31, 2012 Other Fleet Debt USD ($)	Dec. 31, 2011 Other Fleet Debt USD ($)	Jun. 30, 2013 U.S. Fleet Financing Facility USD ($)	Dec. 31, 2012 U.S. Fleet Financing Facility USD ($)	Dec. 31, 2011 U.S. Fleet Financing Facility USD ($)	Jun. 30, 2013 European Revolving Credit Facility USD ($)	Dec. 31, 2012 European Revolving Credit Facility USD ($)	Dec. 31, 2011 European Revolving Credit Facility USD ($)	Jun. 30, 2013 European Fleet Notes USD ($)	Dec. 31, 2012 European Fleet Notes USD ($)	Dec. 31, 2011 European Fleet Notes USD ($)	Jun. 30, 2013 European Securitization USD ($)	Dec. 31, 2012 European Securitization USD ($)		Dec. 31, 2011 European Securitization USD ($)		Jun. 30, 2013 Canadian Securitization USD ($)	Dec. 31, 2012 Canadian Securitization USD ($)	Dec. 31, 2011 Canadian Securitization USD ($)	Jun. 30, 2013 Dollar Thrifty Sponsored Canadian Securitization USD ($)	Dec. 31, 2012 Dollar Thrifty Sponsored Canadian Securitization USD ($)	Dec. 31, 2011 Dollar Thrifty Sponsored Canadian Securitization USD ($)	Jun. 30, 2013 Australian Securitization USD ($)	Dec. 31, 2012 Australian Securitization USD ($)		Dec. 31, 2011 Australian Securitization USD ($)		Jun. 30, 2013 Brazilian Fleet Financing Facility USD ($)	Dec. 31, 2012 Brazilian Fleet Financing Facility USD ($)	Dec. 31, 2011 Brazilian Fleet Financing Facility USD ($)	Jun. 30, 2013 Capitalized Leases USD ($)	Dec. 31, 2012 Capitalized Leases USD ($)	Dec. 31, 2011 Capitalized Leases USD ($)	Jun. 30, 2013 Senior Notes USD ($)	Dec. 31, 2012 Senior Notes USD ($)		Dec. 31, 2011 Senior Notes USD ($)		Dec. 31, 2012 8.875% Senior Notes due January 2014 USD ($)	Dec. 31, 2011 8.875% Senior Notes due January 2014 USD ($)	Dec. 31, 2012 7.875% Senior Notes due January 2014 USD ($)	Dec. 31, 2011 7.875% Senior Notes due January 2014 USD ($)	Dec. 31, 2011 7.875% Senior Notes due January 2014 EUR (€)	Jun. 30, 2013 7.50% Senior Notes due October 2018 USD ($)	Dec. 31, 2012 7.50% Senior Notes due October 2018	Dec. 31, 2011 7.50% Senior Notes due October 2018 USD ($)	Jun. 30, 2013 7.375% Senior Notes due January 2021 USD ($)	Dec. 31, 2012 7.375% Senior Notes due January 2021 USD ($)	Dec. 31, 2011 7.375% Senior Notes due January 2021 USD ($)	Jun. 30, 2013 6.75% Senior Notes due April 2019 USD ($)	Dec. 31, 2012 6.75% Senior Notes due April 2019 USD ($)	Dec. 31, 2011 6.75% Senior Notes due April 2019 USD ($)	Dec. 31, 2012 Senior Notes 5.875 Percent Due 2020 USD ($)	Dec. 31, 2011 Senior Notes 5.875 Percent Due 2020 USD ($)
Debt Instrument [Line Items]
Short Term Borrowings Maximum Maturity Period	3 months	3 months
Average Interest Rate (as a percent)							3.26%	3.75%		2.89%	2.47%		6.96%	6.96%		3.51%	4.40%								1.04%	1.11%	[1]														5.37%	5.11%	[1]			3.77%	3.77%	[1]			2.86%	2.86%	[1]			1.03%			2.81%			3.21%			1.00%	1.15%					2.95%	3.27%		2.67%	2.86%		8.50%	8.50%		2.50%	2.48%	[1]			2.14%	2.16%		2.13%	2.13%		4.17%	4.61%	[1]			13.89%	13.07%		4.08%	4.40%		6.58%	6.74%	[2]
8.875% Senior Notes due January 2014		$ 1,419,000,000	$ 0				$ 2,114,800,000	$ 2,125,500,000	$ 1,389,500,000	$ 1,005,800,000	$ 195,000,000	$ 0	$ 48,700,000	$ 48,700,000	$ 224,700,000	$ 58,500,000	$ 88,700,000	$ 49,600,000				$ 2,590,000,000	$ 2,350,000,000	$ 1,345,000,000	$ 2,590,000,000	$ 2,350,000,000	[1]	$ 1,000,000,000	[1]	$ 0	[1]	$ 170,000,000	[1]	$ 0	[1]	$ 175,000,000	[1]	$ 3,105,300,000	$ 2,443,700,000	$ 2,732,100,000	$ 807,500,000	$ 1,095,900,000	[1]	$ 1,384,300,000	[1]	$ 749,800,000	$ 749,800,000	[1]	$ 749,800,000	[1]	$ 598,000,000	$ 598,000,000	[1]	$ 598,000,000	[1]	$ 540,000,000	$ 519,000,000	$ 0	$ 500,000,000	$ 500,000,000	$ 0	$ 400,000,000	$ 400,000,000	$ 0	$ 943,800,000	$ 899,300,000	$ 811,200,000	$ 2,184,100,000	$ 1,791,300,000		$ 171,000,000	$ 166,000,000	$ 136,000,000	$ 357,900,000	$ 185,300,000	$ 200,600,000	$ 520,500,000	$ 529,400,000	$ 517,700,000	$ 363,000,000	$ 242,200,000	[1]	$ 256,200,000	[1]	$ 124,200,000	$ 100,500,000	$ 68,300,000	$ 76,400,000	$ 55,300,000	$ 0	$ 119,700,000	$ 148,900,000	[1]	$ 169,300,000	[1]	$ 13,000,000	$ 14,000,000	$ 23,100,000	$ 429,600,000	$ 337,600,000	$ 363,700,000	$ 3,900,000,000	$ 3,650,000,000	[2]	$ 2,638,600,000	[2]	$ 0	$ 162,300,000	$ 0	$ 276,300,000	€ 213,500,000	$ 700,000,000		$ 700,000,000	$ 500,000,000	$ 500,000,000	$ 500,000,000	$ 1,250,000,000	$ 1,250,000,000	$ 1,000,000,000	$ 700,000,000	$ 0
Unamortized Net (Discount) Premium				3,200,000	3,300,000	(6,900,000)													8,800,000	12,100,000	(10,900,000)
Debt	17,394,200,000	15,014,474,000	10,907,849,000	7,131,000,000	6,111,200,000	4,295,500,000													10,263,200,000	8,903,300,000	6,612,300,000																																																1,791,300,000	1,724,000,000
Short-term Debt, Weighted Average Interest Rate	2.10%	1.80%
Other Short-term Borrowings	$ 6,741,100,000	$ 5,718,700,000
Debt Instrument, Covenant Fixed Charge Coverage Ratio Number of Quarters										1 year	1 year
Interest rate (as a percent)																																																																														8.50%																													8.875%		7.875%			7.50%	7.50%		7.38%	7.375%		6.75%	6.75%		5.875%

[1]	Maturity reference is to the "expected final maturity date" as opposed to the subsequent "legal maturity date." The expected final maturity date is the date by which Hertz and investors in the relevant indebtedness expect the relevant indebtedness to be repaid. The legal final maturity date is the date on which the relevant indebtedness is legally due and payable.
[2]	References to our "Senior Notes" include the series of Hertz's unsecured senior notes set forth in the table below. As of December 31, 2012 and December 31, 2011, the outstanding principal amount for each such series of the Senior Notes is also specified below.